Submission	Nov. 12, 2024
Submission [Line Items]
Central Index Key	0001868778
Registrant Name	Informatica Inc.
Registration File Number	333-283069
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES